Credit Facilities, Long-Term Debt and Lease Liabilities - Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 348	$ 1,134	$ 947	$ 703
Non-Committed
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	187
Committed syndicated bank facility | Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity	1,400	$ 1,000
Committed
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	595
Committed | TransAlta syndicated credit facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	417
Committed | TransAlta syndicated credit facility | TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 345